Cash Flow Information - Summary of Cash Generated from Operations (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from (used in) operating activities [abstract]
Profit before income tax	¥ 3,632	¥ 4,632	¥ 4,540
Adjustments for:
Depreciation and amortization	1,001	824	583
Impairment provision for investments in associates (Note 17)		4	43
Loss allowance for expected credit losses (Note 20)	9	8	18
Non-cash employee benefits expense – share based payments (Note 8)	647	569	519
Fair value losses/(gains) on investments (Note 7)	(105)		37
Net (gains)/losses in relation to equity investments	10	(32)	(1)
Dividend income (Note 7)	(27)
Gain of step-up acquisition arising from business combination (Note 7)	(8)	(19)
Share of loss/(profit) of associates and joint ventures (Note 17)	47	(19)	18
Interest income (Note 6)	(530)	(622)	(615)
Fair value change on puttable shares	0	37	37
Interest expense	120	62	31
Net exchange differences	1	(2)	(4)
Increase in accounts receivable	(769)	(520)	(733)
Decrease/(increase) in inventories	(6)	8	9
(Increase)/decrease in other operating assets	408	(887)	(175)
Increase in accounts payable	631	644	717
Increase in other operating liabilities	309	258	1,164
Cash generated from operations	¥ 5,370	¥ 4,945	¥ 6,188